Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, D.C. 20036 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Peter M. Hong, Esq.

(202) 419-8429

phong@stradley.com

April 13, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-9303

Attention: Ms. Marianne Dobelbower, Esquire

Re:	Nationwide Mutual Funds (“Registrant”)

File Nos. 811-08495 and 333-40455

Dear Ms. Dobelbower:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, submitted electronically via EDGAR, on behalf of the Registrant, is Post-Effective Amendment Nos. 232/233 to the Registrant’s registration statement to be filed on Form N-1A (the “Amendment”) with the U.S. Securities and Exchange Commission (the “Commission”). The Amendment is being filed for effectiveness on June 19, 2018. The purpose of this filing is to (i) add disclosure regarding intermediary-specific sales load variations to the Prospectus and Statement of Additional Information (“SAI”) of the Nationwide Loomis All Cap Growth Fund (the “Fund”), a series of the Registrant; and (ii) register a new share class, Eagle Class shares, for the Fund.

Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff recently reviewed the Registration Statement for the Fund in connection with a Rule 485(a) filing filed on September 27, 2017, as Post-Effective Amendment Nos. 224/225, and declared effective on November 27, 2017.

Specifically, the only substantive changes from Post-Effective Amendment Nos. 224/225 as compared to the Amendment are:

(i) the addition of references to, and information regarding, Eagle Class shares to the following: (a) Front Cover Page, Fees and Expenses Table, Example Table, and Purchase and Sale of Fund Shares section of the Prospectus, and (b) Additional Information on Purchases and Sales section of the SAI; and

U.S. Securities and Exchange Commission

(ii) the addition of references to, and information regarding, intermediary-specific sales load variations to the following: (a) Item 12 Prospectus disclosures (under “Investing with Nationwide Funds”) and Item 23 SAI disclosures (under “Additional Information on Purchases and Sales”).

Please do not hesitate to contact me at (202) 419-8429, or, in my absence, Jessica D. Burt at (202) 419-8409, if you have any questions.

Respectfully submitted,

/s/ Peter M. Hong
Peter M. Hong, Esquire

cc:	Allan J. Oster, Esquire

Jessica D. Burt, Esquire